Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents Balance (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SGD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 3,293,573	$ 504,762		¥ 1,113,193
Others [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]	1,357			0
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		989,824			475,991
US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		2,247,500	$ 344,450		618,902	$ 88,716
SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 54,892		$ 11,131	¥ 18,300		$ 3,537

[1]	As of December 31, 2020, the other currencies consist of Hong Kong Dollar, Brazilian Real and Thai Baht.